13F-HR

06/28/02

0001101785
tx8pebd#

NONE
1

Carl Casler
212-672-7039

ccasler@vikinggloba.com

13F-HR
 Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  280 Avenue New York, N.Y.
          New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Smith
Title:	Chief Financial Officer
Phone:	212-672-7030
Signature, Place and Date of Signing: New York, NY

    Brian Smith  August 15, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    73

Form 13F Information Table Value Total:    2079707

FORM 13F INFORMATION TABLE
Expr1  NAME OF ISSUER  TITLE OF CLASS  Cusip VALUEX($1000)  SHARES/PRN AMT  SH/PRN
PUT/CALL  INVSTMT DISCRETN OTHER MANAGERS SOLE	SHARED	NONE
OTHER MANAGERS    SOLE   SHARED NONE
D	Affiliated Managers Group	COMMON STOCK	008252108	5357	87100	SH		SOLE		87100
D	Alliance Atlantic Comm- B Shs	COMMON STOCK	01853E204	18610	1000000	SH		SOLE		1000000
D	Allstate Corp.	COMMON STOCK	020002101	3735	101000	SH		SOLE		101000
D	Amazon.com	COMMON STOCK	023135106	10779	663300	SH		SOLE		663300
D	AMC Entertainment Inc.	COMMON STOCK	001669100	1527	107500	SH		SOLE		107500
D	Amdocs LTD	COMMON STOCK	G02602103	13092	1734000	SH		SOLE		1734000
D	Ameristar Casinos Inc.	COMMON STOCK	03070Q101	741	25500	SH		SOLE		25500
D	Ann Taylor Stores Corp.	COMMON STOCK	036115103	46578	1834500	SH		SOLE		1834500
D	Argosy Gaming Company	COMMON STOCK	040228108	32626	1148800	SH		SOLE		1148800
D	AT&T Corp	COMMON STOCK	001957109	143496	13410875	SH		SOLE		13410875
D	AT&T Corp Ex-Distribution	COMMON STOCK	001957109	2002	520000	SH		SOLE		520000
D	Avon Products Inc.	COMMON STOCK	054303102	19146	366500	SH		SOLE		366500
D	Berkshire Hathaway Inc - Cl A	COMMON STOCK	084670108	69873	1046	SH		SOLE		1046
D	Broadwing	COMMON STOCK	111620100	650	250000	SH		SOLE		250000
D	CDW Computer Centers Inc.	COMMON STOCK	125129106	36629	782500	SH		SOLE		782500
D	CEC Entertainment (Chucky Cheese)	COMMON STOCK	125137109	929	22500	SH		SOLE		22500
D	Ciena Corp.	COMMON STOCK	171779101	4399	1049900	SH		SOLE		1049900
D	Circuit City Stores - Circuit	COMMON STOCK	172737108	29625	1580000	SH		SOLE		1580000
D	Cisco Systems	COMMON STOCK	17275R102	14675	1052000	SH		SOLE		1052000
D	Clear Channel Communications	COMMON STOCK	184502102	29298	915000	SH		SOLE		915000
D	Coach Inc.	COMMON STOCK	189754104	10706	195000	SH		SOLE		195000
D	Comcast Corp-Special Cl K	COMMON STOCK	200300200	10423	437200	SH		SOLE		437200
D	Corning Inc.	COMMON STOCK	219350105	1104	310900	SH		SOLE		310900
D	CVS Corp	COMMON STOCK	126650100	17280	564700	SH		SOLE		564700
D	Dell Computer Corp.	COMMON STOCK	247025109	14665	561000	SH		SOLE		561000
D	Dillards Inc - Cl A	COMMON STOCK	254067101	10279	391000	SH		SOLE		391000
D	Dollar General	COMMON STOCK	256669102	208076	10934100	SH		SOLE		10934100
D	Echostar Communications	COMMON STOCK	278762109	650	35000	SH		SOLE		35000
D	Expedia Inc.	COMMON STOCK	302125109	6984	117800	SH		SOLE		117800
D	Federated Department Stores	COMMON STOCK	31410H101	91747	2311000	SH		SOLE		2311000
D	Foundry Networks Inc.	COMMON STOCK	35063R100	9174	1305000	SH		SOLE		1305000
D	Freddie Mac	COMMON STOCK	313400301	49254	804800	SH		SOLE		804800
D	Global Crossing LTD.	COMMON STOCK	G3921A100	89	1818800	SH		SOLE		1818800
D	Globalstar Telecommunication	COMMON STOCK	G3930H104	2	32502	SH		SOLE		32502
D	Goldman Sachs Group Inc.	COMMON STOCK	38141G104	1936	26400	SH		SOLE		26400
D	Harrah's Entertainment	COMMON STOCK	413619107	162050	3653900	SH		SOLE		3653900
D	Home Depot Inc.	COMMON STOCK	437076102	136143	3706600	SH		SOLE		3706600
D	Int'l Game Technology	COMMON STOCK	459902102	1514	26700	SH		SOLE		26700
D	JDS Uniphase Corp.	COMMON STOCK	46612J101	288	107700	SH		SOLE		107700
D	John Hancock Financial Services	COMMON STOCK	41014S106	28167	800200	SH		SOLE		800200
D	Key Corp.	COMMON STOCK	493267108	2042	74800	SH		SOLE		74800
D	Kohls Corp	COMMON STOCK	500255104	28368	404800	SH		SOLE		404800
D	Kookmin Bank Spon ADR	ADRS STOCKS	50049M109	29957	609510	SH		SOLE		609510
D	Lehman Brothers	COMMON STOCK	524908100	2826	45200	SH		SOLE		45200
D	Lexmark International Inc.	COMMON STOCK	529771107	171469	3152000	SH		SOLE		3152000
D	Liberty Media Corp - A	COMMON STOCK	530718105	21860	2186000	SH		SOLE		2186000
D	Loews Corp. - Carolina Group	COMMON STOCK	540424207	16298	602500	SH		SOLE		602500
D	Metris Companies Inc.	COMMON STOCK	591598107	12456	1498900	SH		SOLE		1498900
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	34494	800700	SH		SOLE		800700
D	Nike Inc. CL B	COMMON STOCK	654106103	47180	879400	SH		SOLE		879400
D	Palm Inc.	COMMON STOCK	696642107	1792	1018000	SH		SOLE		1018000
D	Principal Financial Group	COMMON STOCK	74251V102	52257	1685700	SH		SOLE		1685700
D	Quebecor World Inc.	COMMON STOCK	748203106	16989	630400	SH		SOLE		630400
D	Regal Entertainment Group	COMMON STOCK	758766109	26886	1152900	SH		SOLE		1152900
D	RF Micro Devices Inc.	COMMON STOCK	749941100	16528	2169020	SH		SOLE		2169020
D	RJ Reynolds Tobacco Holdings	COMMON STOCK	76182K105	36007	669900	SH		SOLE		669900
D	Rogers Wireless Communications	COMMON STOCK	775315104	19650	1679500	SH		SOLE		1679500
D	Saxon Capital Acquisition Co	COMMON STOCK	80556P302	15481	951500	SH		SOLE		951500
D	Solectron Corp	COMMON STOCK	834182107	32128	5224000	SH		SOLE		5224000
D	Stilwell Financial Inc.	COMMON STOCK	860831106	11752	645700	SH		SOLE		645700
D	Tekelec	COMMON STOCK	879101103	6376	794000	SH		SOLE		794000
D	Terra Networks - ADR	ADRS STOCKS	88100W103	5570	962000	SH		SOLE		962000
D	US Bancorp	COMMON STOCK	902973304	2625	112400	SH		SOLE		112400
D	UST Inc.	COMMON STOCK	902911106	1006	29600	SH		SOLE		29600
D	Viacom Inc.- Cl B	COMMON STOCK	925524308	16861	380000	SH		SOLE		380000
D	Vodafone Airtouch PLC - ADR	ADRS STOCKS	92857W100	17516	1283200	SH		SOLE		1283200
D	W.P. Stewart & Co. Ltd.	COMMON STOCK	G84922106	23958	938800	SH		SOLE		938800
D	Walgreen Co.	COMMON STOCK	931422109	16843	436000	SH		SOLE		436000
D	Weight Watchers Intl Inc.	COMMON STOCK	948626106	40278	927200	SH		SOLE		927200
D	Whirlpool Corp.	COMMON STOCK	963320106	22615	346000	SH		SOLE		346000
D	Willis Group Holdings Ltd.	COMMON STOCK	G96655108	55526	1687200	SH		SOLE		1687200
D	Worldcom Inc.	COMMON STOCK	98157D106	5364	6462164	SH		SOLE		6462164
D	Zale Corp.	COMMON STOCK	988858106	24451	674500	SH		SOLE		674500
S REPORT SUMMARY 73 DATA RECORDS 2079707